Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Net income	SFr 3,300	SFr 49,100	SFr 47,700	SFr 63,500
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	284,127,877	282,182,571	283,859,171	281,519,631
Number of shares with dilutive effects (in shares)	3,464,956	2,241,734	3,335,726	2,868,566
Weighted number of outstanding shares (diluted and undiluted) (in shares)	287,592,833	284,424,305	287,194,897	284,388,196
Net income	SFr 2,900	SFr 43,800	SFr 42,500	SFr 56,600
Basic EPS (CHF) (in CHF per share)	SFr 0.01	SFr 0.16	SFr 0.15	SFr 0.20
Diluted EPS (CHF) (in CHF per share)	SFr 0.01	SFr 0.15	SFr 0.15	SFr 0.20
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	345,437,500	345,437,500	345,437,500	345,437,500
Number of shares with dilutive effects (in shares)	11,792,673	6,782,573	11,203,866	7,135,495
Weighted number of outstanding shares (diluted and undiluted) (in shares)	357,230,173	352,220,073	356,641,366	352,572,995
Net income	SFr 400	SFr 5,400	SFr 5,200	SFr 6,900
Basic EPS (CHF) (in CHF per share)	SFr 0.00	SFr 0.02	SFr 0.01	SFr 0.02
Diluted EPS (CHF) (in CHF per share)	SFr 0.00	SFr 0.02	SFr 0.01	SFr 0.02